Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2021
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
20.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2021	2020	2021	2020
Basic weighted average number of shares outstanding	450,088	448,636	449,800	448,217
Effect of dilutive securities
Share purchase options	696	1,034	707	920
Share purchase warrants	68	-	-	-
Restricted share units	351	372	362	376
Diluted weighted average number of shares outstanding	451,203	450,042	450,869	449,513
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$54.59 (six months - Cdn$52.44), compared to Cdn$54.44 (six months - Cdn$46.63) for the comparable period in 2020.

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2021	2020	2021	2020
Share purchase warrants	-	10,000	10,000	10,000

Total	-	10,000	10,000	10,000